Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Summary of accrued liabilities
	December 31, 2015	December 31, 2014
Business and other taxes payable	$-	$190
Accrued expenses	15,000	25,000
Accrued salary	915	3,640
	$15,915	$28,830